OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)
Prepaid lease	¥ 1,202		¥ 1,196
Guarantee fund for long-term borrowing	0		3,000
Other Assets, Noncurrent, Total	¥ 1,202	$ 175	¥ 4,196